Employee Benefits (Details) - Schedule of principal assumptions used in determining pension obligations for the bank's plan	Dec. 31, 2021	Dec. 31, 2020
Schedule of principal assumptions used in determining pension obligations for the bank's plan [Abstract]
Discount rate	5.70%	2.31%
Annual salary increase	3.94%	4.04%
Payment probability	99.99%	99.99%